Report for the Calendar Year or Quarter Ended:	September 30, 2008
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		October 7, 2008

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$260,545

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
9347
162325
162325
162325
D
AMERICAN EXPRESS CO
COM
025816109
6162
173920
173920
173920
D
APPLIED MATERIALS
COM
038222105
7031
464715
464715
464715
D
AT&T
COM
00206R102
400
14333
14333
14333
D
AUTOMATIC DATA PROCESSING
COM
053015103
8131
190205
190205
190205
D
BB&T CORP
COM
054937107
5419
143365
143365
143365
D
BOEING
COM
097023105
209
3650
3650
3650
D
CAPITAL SOUTHWEST CORP
COM
140501107
479
3375
3375
3375
D
CARNIVAL CORPORATION
COM
143658300
7465
211185
211185
211185
D
CHEVRON-TEXACO CORP
COM
166764100
355
4308
4308
4308
D
CINCINNATI FINANCIAL CORP
COM
172062101
450
15821
15821
15821
D
CISCO SYSTEMS
COM
17275R102
8468
375368
375368
375368
D
COMMUNITY TRUST BANCORP
COM
204149108
206
5977
5977
5977
D
CONOCOPHILLIPS
COM
20825C104
10560
144167
144167
144167
D
CR BARD INC
COM
067383109
5955
62765
62765
62765
D
DIAGEO PLC
COM
25243Q205
9311
135210
135210
135210
D
EBAY
COM
278642103
5766
257660
257660
257660
D
EXXON MOBIL CORP
COM
30231G102
15144
195007
195007
195007
D
FPL GROUP
COM
302571104
248
4937
4937
4937
D
GENERAL DYNAMICS CORP
COM
369550108
5979
81214
81214
81214
D
GENERAL ELECTRIC
COM
369604103
9408
368922
368922
368922
D
HORMEL
COM
440452100
8459
233165
233165
233165
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
6647
213265
213265
213265
D
JOHNSON & JOHNSON
COM
478160104
11041
159367
159367
159367
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LOWE'S COMPANIES, INC.
COM
548661107
7493
316281
316281
316281
D
MARKEL CORPORATION
COM
570535104
4659
13255
13255
13255
D
MCGRAW HILL CO'S
COM
580645109
4603
145625
145625
145625
D
MEDTRONIC INC
COM
585055106
9919
197985
197985
197985
D
METROPOLITAN LIFE INS. CO
COM
59156R108
8834
157755
157755
157755
D
MICROSOFT
COM
594918104
8316
311571
311571
311571
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
5987
89495
89495
89495
D
ORACLE CORPORATION
COM
68389X105
9540
469725
469725
469725
D
PEPSICO
COM
713448108
13086
183610
183610
183610
D
PFIZER INC
COM
717081103
671
36372
36372
36372
D
PROCTER & GAMBLE
COM
742718109
13567
194679
194679
194679
D
ROYAL DUTCH SHELL
COM
780259206
242
4100
4100
4100
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SIGMA ALDRICH
COM
826552101
452
8625
8625
8625
D
STATE STREET CORP
COM
857477103
766
13470
13470
13470
D
TEVA PHARMACEUTICALS
COM
881624209
7685
167840
167840
167840
D
UNITED PARCEL SERVICE
COM
911312106
7083
112632
112632
112632
D
US BANCORP
COM
902973304
1192
33106
33106
33106
D
VANGUARD STAR FD #56
COM
921909107
658
37350
37350
37350
D
WAL-MART
COM
931142103
335
5590
5590
5590
D
WATERS CORPORATION
COM
941848103
6728
115646
115646
115646
D
WILMINGTON TRUST CORP.
COM
971807102
5981
207470
207470
207470
S
REPORT SUMMARY
48
RECORDS
260545
0
OTHER MANAGERS